GOODWILL AND INTANGIBLE ASSETS (Tables)	0 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets Tables [Abstract]
Schedule of goodwill
NOTE 7—GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS:
a.	Goodwill:

	The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:
		2011	2010

		(U.S. $ in millions )
	Balance as of January 1	$15,232	$12,674
	Changes during year:
	Goodwill acquired	3,358	2,600
	Translation differences and other	(297)	(42)

	Balance as of December 31	$18,293	$15,232

Schedule of intangible asstes
b.	Identifiable intangible assets:

1. Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	December 31,
	2011	2010	2011	2010	2011	2010

	(U.S. $ in millions )
Product rights	$10,237	$6,720	$2,316	$1,708	$7,921	$5,012
Trade names	251	241	34	12	217	229
Research and development in process	2,178	510	0	0	2,178	510

Total	$12,666	$7,471	$2,350	$1,720	$10,316	$5,751